Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000222972 [Member] | Dodge And Cox Global Bond Fund Class I [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000222972 [Member] | Vanguard Core Bond Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000222972 [Member] | iShares Yield Optimized Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000222972 [Member] | DFA Diversified Fixed Income Portfolio Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000222972 [Member] | Vanguard Emerging Markets Bond Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000222972 [Member] | VanEck IG Floating Rate ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000222972 [Member] | Nuveen Emerging Markets Debt Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000222972 [Member] | Allspring Core Plus Bond Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000222972 [Member] | FlexShares Credit Scored U S Long Corporate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000222972 [Member] | iShares 7 10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000222972 [Member] | Mutual Fund [Member]
Holdings [Line Items]
Percent of Total Investments	50.10%
C000222972 [Member] | Investment Companies ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	45.70%
C000222972 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000222972 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	93.10%
C000222972 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000222972 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000222972 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000229455 [Member] | Dodge And Cox Global Bond Fund Class I [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000229455 [Member] | Vanguard Core Bond Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000229455 [Member] | iShares Yield Optimized Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000229455 [Member] | DFA Diversified Fixed Income Portfolio Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000229455 [Member] | Vanguard Emerging Markets Bond Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000229455 [Member] | VanEck IG Floating Rate ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000229455 [Member] | Nuveen Emerging Markets Debt Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000229455 [Member] | Allspring Core Plus Bond Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000229455 [Member] | FlexShares Credit Scored U S Long Corporate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000229455 [Member] | iShares 7 10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000229455 [Member] | Mutual Fund [Member]
Holdings [Line Items]
Percent of Total Investments	50.10%
C000229455 [Member] | Investment Companies ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	45.70%
C000229455 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000229455 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	93.10%
C000229455 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000229455 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000229455 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000222968 [Member] | Dodge And Cox Global Bond Fund Class I [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000222968 [Member] | Vanguard Core Bond Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000222968 [Member] | DFA Diversified Fixed Income Portfolio Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000222968 [Member] | Vanguard Emerging Markets Bond Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000222968 [Member] | VanEck IG Floating Rate ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000222968 [Member] | Nuveen Emerging Markets Debt Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000222968 [Member] | SPDR Portfolio Short Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000222968 [Member] | DFA Short Duration Real Return Portfolio Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000222968 [Member] | Franklin Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000222968 [Member] | T Rowe Price Institutional Floating Rate Fund Class Instutional [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000222968 [Member] | Mutual Fund [Member]
Holdings [Line Items]
Percent of Total Investments	47.70%
C000222968 [Member] | Investment Companies ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	46.50%
C000222968 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000222968 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	75.20%
C000222968 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000222968 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000222968 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000229451 [Member] | Dodge And Cox Global Bond Fund Class I [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000229451 [Member] | Vanguard Core Bond Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000229451 [Member] | DFA Diversified Fixed Income Portfolio Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000229451 [Member] | Vanguard Emerging Markets Bond Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000229451 [Member] | VanEck IG Floating Rate ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000229451 [Member] | Nuveen Emerging Markets Debt Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000229451 [Member] | SPDR Portfolio Short Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000229451 [Member] | DFA Short Duration Real Return Portfolio Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000229451 [Member] | Franklin Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000229451 [Member] | T Rowe Price Institutional Floating Rate Fund Class Instutional [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000229451 [Member] | Mutual Fund [Member]
Holdings [Line Items]
Percent of Total Investments	47.70%
C000229451 [Member] | Investment Companies ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	46.50%
C000229451 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000229451 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	75.20%
C000229451 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000229451 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000229451 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000222969 [Member] | Dodge And Cox Global Bond Fund Class I [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000222969 [Member] | Vanguard Core Bond Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000222969 [Member] | iShares Yield Optimized Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000222969 [Member] | DFA Diversified Fixed Income Portfolio Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000222969 [Member] | Vanguard Emerging Markets Bond Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000222969 [Member] | VanEck IG Floating Rate ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000222969 [Member] | Nuveen Emerging Markets Debt Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000222969 [Member] | SPDR Portfolio Short Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000222969 [Member] | Franklin Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000222969 [Member] | T Rowe Price Institutional Floating Rate Fund Class Instutional [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000222969 [Member] | Mutual Fund [Member]
Holdings [Line Items]
Percent of Total Investments	47.00%
C000222969 [Member] | Investment Companies ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	49.40%
C000222969 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000222969 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	60.90%
C000222969 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000222969 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	34.60%
C000222969 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000229452 [Member] | Dodge And Cox Global Bond Fund Class I [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000229452 [Member] | Vanguard Core Bond Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000229452 [Member] | iShares Yield Optimized Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000229452 [Member] | DFA Diversified Fixed Income Portfolio Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000229452 [Member] | Vanguard Emerging Markets Bond Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000229452 [Member] | VanEck IG Floating Rate ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000229452 [Member] | Nuveen Emerging Markets Debt Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000229452 [Member] | SPDR Portfolio Short Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000229452 [Member] | Franklin Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000229452 [Member] | T Rowe Price Institutional Floating Rate Fund Class Instutional [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000229452 [Member] | Mutual Fund [Member]
Holdings [Line Items]
Percent of Total Investments	47.00%
C000229452 [Member] | Investment Companies ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	49.40%
C000229452 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000229452 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	60.90%
C000229452 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000229452 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	34.60%
C000229452 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000222971 [Member] | Dodge And Cox Global Bond Fund Class I [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000222971 [Member] | Vanguard Core Bond Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000222971 [Member] | Vanguard Emerging Markets Bond Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000222971 [Member] | VanEck IG Floating Rate ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000222971 [Member] | FlexShares Credit Scored U S Long Corporate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000222971 [Member] | iShares 7 10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000222971 [Member] | SPDR Portfolio Short Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000222971 [Member] | Dimensional Global Equity Portfolio Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000222971 [Member] | iShares 10 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000222971 [Member] | New Perspective Fund Class R 6 [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000222971 [Member] | Mutual Fund [Member]
Holdings [Line Items]
Percent of Total Investments	42.20%
C000222971 [Member] | Investment Companies ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	54.80%
C000222971 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000222971 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	41.60%
C000222971 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000222971 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	53.30%
C000222971 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000229454 [Member] | Dodge And Cox Global Bond Fund Class I [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000229454 [Member] | Vanguard Core Bond Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000229454 [Member] | Vanguard Emerging Markets Bond Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000229454 [Member] | VanEck IG Floating Rate ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000229454 [Member] | FlexShares Credit Scored U S Long Corporate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000229454 [Member] | iShares 7 10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000229454 [Member] | SPDR Portfolio Short Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000229454 [Member] | Dimensional Global Equity Portfolio Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000229454 [Member] | iShares 10 20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000229454 [Member] | New Perspective Fund Class R 6 [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000229454 [Member] | Mutual Fund [Member]
Holdings [Line Items]
Percent of Total Investments	42.20%
C000229454 [Member] | Investment Companies ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	54.80%
C000229454 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000229454 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	41.60%
C000229454 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000229454 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	53.30%
C000229454 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000222970 [Member] | Vanguard Emerging Markets Bond Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000222970 [Member] | Dimensional Global Equity Portfolio Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000222970 [Member] | New Perspective Fund Class R 6 [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000222970 [Member] | Vanguard Strategic Equity Fund Class Investor [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000222970 [Member] | Vanguard U S Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000222970 [Member] | DFA U S Large Co Portfolio Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000222970 [Member] | DFA U S Core Equity 1 Portfolio Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000222970 [Member] | DFA U S Vector Equity Portfolio Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000222970 [Member] | Invesco S And P Midcap 400 Revenue ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000222970 [Member] | Schwab Fundamental U S Large Co ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000222970 [Member] | Mutual Fund [Member]
Holdings [Line Items]
Percent of Total Investments	40.70%
C000222970 [Member] | Investment Companies ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	56.30%
C000222970 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000222970 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%
C000222970 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000222970 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	70.80%
C000222970 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000229453 [Member] | Vanguard Emerging Markets Bond Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000229453 [Member] | Dimensional Global Equity Portfolio Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000229453 [Member] | New Perspective Fund Class R 6 [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000229453 [Member] | Vanguard Strategic Equity Fund Class Investor [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000229453 [Member] | Vanguard U S Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000229453 [Member] | DFA U S Large Co Portfolio Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000229453 [Member] | DFA U S Core Equity 1 Portfolio Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000229453 [Member] | DFA U S Vector Equity Portfolio Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000229453 [Member] | Invesco S And P Midcap 400 Revenue ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000229453 [Member] | Schwab Fundamental U S Large Co ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000229453 [Member] | Mutual Fund [Member]
Holdings [Line Items]
Percent of Total Investments	40.70%
C000229453 [Member] | Investment Companies ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	56.30%
C000229453 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000229453 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%
C000229453 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000229453 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	70.80%
C000229453 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000222967 [Member] | Dimensional Global Equity Portfolio Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000222967 [Member] | New Perspective Fund Class R 6 [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000222967 [Member] | Vanguard Strategic Equity Fund Class Investor [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000222967 [Member] | Vanguard U S Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000222967 [Member] | Invesco S And P Midcap 400 Revenue ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000222967 [Member] | Nuveen Large Cap Growth Index Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000222967 [Member] | Schwab U S Large Cap Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000222967 [Member] | Vanguard Consumer Staples ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000222967 [Member] | Fidelity MSCI Consumer Staples Index ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000222967 [Member] | Fidelity High Dividend ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000222967 [Member] | Mutual Fund [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%
C000222967 [Member] | Investment Companies ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	61.60%
C000222967 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000222967 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000222967 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000222967 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	84.40%
C000222967 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000229450 [Member] | Dimensional Global Equity Portfolio Class Institutional [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000229450 [Member] | New Perspective Fund Class R 6 [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000229450 [Member] | Vanguard Strategic Equity Fund Class Investor [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000229450 [Member] | Vanguard U S Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000229450 [Member] | Invesco S And P Midcap 400 Revenue ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000229450 [Member] | Nuveen Large Cap Growth Index Fund Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000229450 [Member] | Schwab U S Large Cap Growth ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000229450 [Member] | Vanguard Consumer Staples ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000229450 [Member] | Fidelity MSCI Consumer Staples Index ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000229450 [Member] | Fidelity High Dividend ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000229450 [Member] | Mutual Fund [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%
C000229450 [Member] | Investment Companies ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	61.60%
C000229450 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000229450 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000229450 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000229450 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	84.40%
C000229450 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%